VESSELS AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of Property Plant and Equipment
Movements in the two years ended December 31, 2022 are summarized as follows:

(in thousands of $)	Vessels and equipment	Dry dock component	Total
Cost
As of January 1, 2022	4,089,351	107,616	4,196,967
Additions	16,483	17,850	34,333
Transferred from new buildings	380,859	5,382	386,241
Disposals	(95,975)	(4,411)	(100,386)
As of December 31, 2022	4,390,718	126,437	4,517,155

Accumulated depreciation
As of January 1, 2022	(666,860)	(62,807)	(729,667)
Charge for the period	(145,623)	(16,324)	(161,947)
Disposals	22,137	2,974	25,111
As of December 31, 2022	(790,346)	(76,157)	(866,503)

Net book value
As of December 31, 2022	3,600,372	50,280	3,650,652

Cost
As of January 1, 2021	3,805,768	94,396	3,900,164
Additions	189,193	12,740	201,933
Transferred from new buildings	189,035	5,127	194,162
Disposals	(94,645)	(4,647)	(99,292)
As of December 31, 2021	4,089,351	107,616	4,196,967

Accumulated depreciation
As of January 1, 2021	(550,082)	(49,626)	(599,708)
Charge for the period	(136,482)	(15,995)	(152,477)
Disposals	19,704	2,814	22,518
As of December 31, 2021	(666,860)	(62,807)	(729,667)

Net book value
As of December 31, 2021	3,422,491	44,809	3,467,300
As of January 1, 2021	3,255,686	44,770	3,300,456